Fair value measurement	12 Months Ended
Dec. 31, 2023
Fair value measurement [Abstract]
Fair value measurement
24	Fair value measurement

Fair value measures for non-financial assets

The non-financial assets and liabilities measured at fair value in the statement of financial position are grouped into three levels of fair value hierarchy. The three levels are defined based on the observability of relevant data for the measuring, as follows:

•	Level 1: quoted prices (without adjustment) in active markets for identical assets and liabilities.

•	Level 2: data other than the quoted prices included in Level 1 that are observable for the asset and liability, either directly or indirectly;

•	Level 3: non-observable data for the asset or liability.

As of December 31, 2023 and 2022 non-financial assets measured at fair value were classified in Level 2 of this hierarchy, as described below:

	2023	2022
Level 2
Buildings	$101,033	$103,815
Lands	1,419,674	1,147,174
	$1,520,707	$1,250,989

As of December 31, 2023 and 2022, fair value of the Company’s properties were estimated based on appraisals performed by independent, professionally qualified property valuers.

The important information and assumptions are prepared in close collaboration with Management. The valuation processes and changes in the fair value are reviewed by the Administration and Finance Department on the financial reporting date. Additional information on fair value measurement is as follows.

Buildings and land (Level 2)

The valuation was prepared based on a market focus that reflects the prices observed on recent market transactions involving similar properties and incorporates adjustments for factors specific to the property in question, including land size, location, liens, and current use.

The most significant information used, which is not observable, is the adjustment for factors specific to the properties in question. The magnitude and direction of this adjustment depends on the characteristics of observable market transactions for similar properties used as the end point for the valuation. Although this information is subjective, Management considers that the global valuation will not be materially affected by reasonably possible alternatives.

As of December 31, 2023, and 2022, the reconciliation between the carrying amounts of non-financial assets classified within Level 2 was as follows:

	2023	2022
Balance as of January 1	$1,250,989	$1,316,264
Amount recognized in other comprehensive income:
Revaluation surplus	-	-
Amount recognized in statements profit or loss:
Loss on the accord and satisfaction	-	(61,973)
	-	(61,973)

Additions and disposals, net	(2,782)	(3,302)
Transfer from available-for-sale assets	272,500	-
Balance as of December 31	$1,520,707	$1,250,989

As of December 31, 2023, and 2022, there were no effects from unrealized gains from fair value measurements.